Shareholder Fees - Nationwide Inflation Protected Securities Fund	Mar. 01, 2021
Class A Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%
Class R6 Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	none
Institutional Service Class Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	none